Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade and other receivables
	December 31, 2020	December 31, 2019	December 31, 2018
Trade receivables	$3,501,223	1,160,457	351,803
Allowance for doubtful accounts	(1,530,667)	-	-
Taxes receivable	766,540	110,714	231,312
Other receivables	-	221,784	96,294
Total	2,737,096	1,492,955	679,409